Exhibit 99
Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966	57.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68000%	February 15, 2017
Class A-2a Notes	$200,000,000.00	1.120%	December 15, 2018
Class A-2b Notes	$163,100,000.00	0.834%	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.390%	July 15, 2020
Class A-4 Notes	$102,780,000.00	1.600%	June 15, 2021
Class B Notes	$31,580,000.00	1.940%	July 15, 2021
Class C Notes	$21,050,000.00	2.190%	July 15, 2022
Total	$1,052,610,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,406,446.58

Principal:
Principal Collections	$20,441,427.40
Prepayments in Full	$11,435,161.63
Liquidation Proceeds	$294,524.67
Recoveries	$550.00
Sub Total	$32,171,663.70
Collections	$34,578,110.28

Purchase Amounts:
Purchase Amounts Related to Principal	$102,376.80
Purchase Amounts Related to Interest	$367.43
Sub Total	$102,744.23

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,680,854.51

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	5
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,680,854.51
Servicing Fee	$819,721.83	$819,721.83	$0.00	$0.00	$33,861,132.68
Interest - Class A-1 Notes	$36,914.06	$36,914.06	$0.00	$0.00	$33,824,218.62
Interest - Class A-2a Notes	$186,666.67	$186,666.67	$0.00	$0.00	$33,637,551.95
Interest - Class A-2b Notes	$113,415.66	$113,415.66	$0.00	$0.00	$33,524,136.29
Interest - Class A-3 Notes	$353,523.33	$353,523.33	$0.00	$0.00	$33,170,612.96
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$33,033,572.96
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,033,572.96
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$32,982,518.63
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,982,518.63
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$32,944,102.38
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,944,102.38
Regular Principal Payment	$65,142,454.10	$32,944,102.38	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$34,680,854.51

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$32,944,102.38
Total					$32,944,102.38

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$32,944,102.38	$143.92	$36,914.06	$0.16	$32,981,016.44	$144.08
Class A-2a Notes	$0.00	$0.00	$186,666.67	$0.93	$186,666.67	$0.93
Class A-2b Notes	$0.00	$0.00	$113,415.66	$0.70	$113,415.66	$0.70
Class A-3 Notes	$0.00	$0.00	$353,523.33	$1.16	$353,523.33	$1.16
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$32,944,102.38	$31.30	$917,030.30	$0.87	$33,861,132.68	$32.17

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$65,142,454.10	0.2845891	$32,198,351.72	0.1406656
Class A-2a Notes	$200,000,000.00	1.0000000	$200,000,000.00	1.0000000
Class A-2b Notes	$163,100,000.00	1.0000000	$163,100,000.00	1.0000000
Class A-3 Notes	$305,200,000.00	1.0000000	$305,200,000.00	1.0000000
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$888,852,454.10	0.8444271	$855,908,351.72	0.8131296

Pool Information
Weighted Average APR	2.961%	2.944%
Weighted Average Remaining Term	54.41	53.57
Number of Receivables Outstanding	41,775	40,921
Pool Balance	$983,666,194.09	$951,250,882.11
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$903,468,195.65	$873,773,387.44
Pool Factor	0.8597247	0.8313937

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$35,320,954.16
Yield Supplement Overcollateralization Amount	$77,477,494.67
Targeted Overcollateralization Amount	$107,077,627.96
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$95,342,530.39

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	5
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		70	$141,821.48
(Recoveries)		4	$550.00
Net Loss for Current Collection Period			$141,271.48
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1723%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0448%
Second Prior Collection Period			0.1263%
Prior Collection Period			0.3453%
Current Collection Period			0.1752%
Four Month Average (Current and Prior Three Collection Periods)			0.1729%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		442	$587,092.52
(Cumulative Recoveries)			$7,650.00
Cumulative Net Loss for All Collection Periods			$579,442.52
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0506%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,328.26
Average Net Loss for Receivables that have experienced a Realized Loss			$1,310.96

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.63%	240	$5,975,471.21
61-90 Days Delinquent	0.06%	25	$566,521.03
91-120 Days Delinquent	0.02%	8	$211,635.66
Over 120 Days Delinquent	0.01%	4	$119,593.88
Total Delinquent Receivables	0.72%	277	$6,873,221.78

Repossession Inventory:
Repossessed in the Current Collection Period		16	$405,153.73
Total Repossessed Inventory		21	$529,152.41

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0468%
Prior Collection Period			0.0575%
Current Collection Period			0.0904%
Three Month Average			0.0649%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0944%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	5

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer